Share capital - National Dream Limited (Details)														1 Months Ended		12 Months Ended
	Apr. 02, 2021 shares	Apr. 01, 2021 shares	Dec. 24, 2020 shares	Dec. 11, 2020 shares	Aug. 17, 2020 shares	Jan. 14, 2020 shares	Dec. 13, 2019 shares	Nov. 27, 2019 USD ($) shares	Nov. 27, 2019 CNY (¥) shares	Nov. 26, 2019 USD ($) shares	Nov. 26, 2019 CNY (¥) shares	Mar. 11, 2019 USD ($) shares	Mar. 11, 2019 CNY (¥) shares	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2024 shares	Dec. 31, 2017 shares
Share subscription agreement, September 2019
Disclosure of classes of share capital [line items]
Total consideration								$ 5,284,830	¥ 37,175,000
National Dream Limited
Disclosure of classes of share capital [line items]
Total consideration												$ 13,114,000	¥ 88,030,000
Increase in ordinary shares												1,748,501	1,748,501
Great Lakes Limited
Disclosure of classes of share capital [line items]
Total consideration										$ 9,506,400	¥ 66,877,000
Increase in ordinary shares										1,267,520	1,267,520
Blossom View Limited | Share subscription agreement, September 2019
Disclosure of classes of share capital [line items]
Increase in ordinary shares								563,714	563,714
Gold Planning Limited | Share subscription agreement, September 2019
Disclosure of classes of share capital [line items]
Increase in ordinary shares								140,930	140,930
Ordinary shares
Disclosure of classes of share capital [line items]
Total consideration														$ 750,000,000	¥ 4,750,965,000
Increase in ordinary shares					62,100,000	10,560,000	93,600,000									72,660,000	3,720,665	99,999,999
Underwritten public																1,169,980,661	1,097,320,664	999,999,999	1,169,980,653	900,000,000
Company bought back and cancelled	8	8	3	3
ADSs
Disclosure of classes of share capital [line items]
Increase in ordinary shares						3,520,000	31,200,000
Underwritten public offerings
Disclosure of classes of share capital [line items]
Underwritten public					18,000,000
Over-allotment options
Disclosure of classes of share capital [line items]
Underwritten public					2,700,000